                                  THE SARATOGA
                                 ADVANTAGE TRUST



                                     [Logo]



                                    SARATOGA
                                    ---------
                               CAPITAL MANAGEMENT

                          THE SARATOGA ADVANTAGE TRUST

                                  ANNUAL REPORT

                                      AS OF

                                 AUGUST 31, 1995



                                TABLE OF CONTENTS



President's Letter...................................................    Page 1

Investment Review....................................................    Page 3

Schedules of Investments.............................................    Page 16

Statements of Assets and Liabilities.................................    Page 32

Statements of Operations.............................................    Page 33

Statements of Changes in Net Assets..................................    Page 34

Notes to Financial Statements........................................    Page 35

Financial Highlights.................................................    Page 37

Independent Auditor's Report.........................................    Page 38

Tax Information......................................................    Page 39



         THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
            AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

                              TRUSTEES AND OFFICERS


Joseph M. La Motta                         Trustee, Chairman

Bruce E. Ventimiglia                       Trustee, President

Lacy B. Herrmann                           Trustee

George Loft                                Trustee

Patrick H. McCollough                      Trustee

Scott C. Kane                              Vice President

Stephen Ventimiglia                        Vice President

Sheldon Siegel                             Treasurer

Deborah Kaback                             Secretary

Leslie Klein                               Assistant Treasurer

Thomas E. Duggan                           Assistant Secretary


INVESTMENT MANAGER                         DISTRIBUTOR

Saratoga Capital Management                Quest for Value Distributors
33 Maiden Lane                             Two World Financial Center
New York, NY  10038-4578                   New York, NY  10080-6116


TRANSFER AND SHAREHOLDER SERVICING AGENT   CUSTODIAN

State Street Bank and Trust Company        State Street Bank and Trust Company
P.O. Box 8505                              P.O. Box 351
Boston, MA  02266                          Boston, MA  02101

                          THE SARATOGA ADVANTAGE TRUST

                          Annual Report to Shareholders


October 25, 1995


Dear Shareholder:

We are pleased to provide you with this annual report on the investment strategies and performance of the portfolios in The Saratoga Advantage Trust.

This report covers the twelve months from the Trust's inception through August 31, 1995, a period of very positive domestic stock and bond investment returns. During this period of time, U.S. stocks provided a total return of 21.44%, as measured by the Standard & Poor's 500 Index, while the total return for bonds was 9.46%, as gauged by the Lehman Intermediate Government/Corporate Bond Index. International stocks produced a nearly flat return, gaining only 0.49% as reported by the Morgan Stanley Europe, Australia and Far East (EAFE) Index for the twelve months ended August 31, 1995.

We are proud to be able to offer you the ability to access multiple investment asset classes through the Trust's portfolios. These portfolios are managed by some of the world's leading institutional investment advisory firms. Each of the advisors has been selected on the basis of their: investment philosophy, research capabilities, long-term investment performance, organizational stability and other key factors. This diversity of portfolio structure is designed to give you the opportunity to efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives. As the financial markets go through their cycles over time, Saratoga Advantage Trust investors will have the opportunity to adjust to changing economic (and personal) circumstances through the Trust's diversified asset class portfolios.

Following you will find specific information on the investment strategy and performance of each of the portfolios. As always, we encourage you to speak with your financial advisor if you have any questions about your investment in the Trust or your allocation of assets among the portfolios.

We remain dedicated to serving your investment needs and to earning your continued confidence. Thank you for investing with us.

Sincerely,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia
President and Chief Executive Officer

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                   Advised by:
                           Sterling Capital Management
                            Charlotte, North Carolina


OBJECTIVE: SEEKS MAXIMUM CURRENT INCOME, CONSISTENT WITH THE MAINTENANCE OF LIQUIDITY AND THE PRESERVATION OF CAPITAL. THE PORTFOLIO INVESTS EXCLUSIVELY IN SHORT-TERM SECURITIES AND RELATED REPURCHASE AGREEMENTS ISSUED BY THE UNITED STATES GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES.




      7-Day        U.S. Government      90 Day T-Bills
 Compound Yield      Money Market      Average Discount
                       Portfolio            Yield
----------------   ---------------     ----------------
     8/31/95             4.70%               5.34%



By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

The Portfolio was invested entirely in U.S. Government Agency Notes as of August 31, 1995, due to the higher yields versus Treasury Bills. The average dollar-weighted portfolio maturity was 65 days, compared with a maximum allowable average maturity of 90 days.

Since inception on September 1, 1994, Sterling Capital has maintained a shorter average maturity in the portfolio which allowed greater flexibility to reinvest assets at higher yields in the rising interest rate environment. In the last quarter, the average maturity was lengthened due to Sterling Capital's belief that the Federal Reserve will hold interest rates steady or possibly move to lower the Fed Funds rate.


   SHARES OF THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO ARE NOT GUARANTEED OR
    INSURED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET
                            VALUE OF $1.00 PER SHARE.

                        INVESTMENT QUALITY BOND PORTFOLIO
                                   Advised by:
                           Fox Asset Management, Inc.
                            Little Silver, New Jersey


OBJECTIVE: SEEKS CURRENT INCOME AND REASONABLE STABILITY OF PRINCIPAL THROUGH INVESTMENT IN A DIVERSIFIED PORTFOLIO OF INVESTMENT QUALITY, ACTIVELY MANAGED FIXED INCOME SECURITIES.

                                                      Lehman
                                                   Intermediate
                                                    Government/
 Total Aggregate        Investment Quality         Corporate Bond
     Return               Bond Portfolio              Index
-------------------     ------------------        -----------------


  9/1/94 - 8/31/95             7.1%                     9.5%

  3/1/95 - 8/31/95             5.3%                     7.3%



The portfolio seeks to provide high income by investing primarily in investment grade bonds with maturities between 2 and 10 years. In the annual period ended August 31, 1995, the Portfolio distributed dividends of $.603 per share.

Investments are normally divided approximately evenly between U.S. Government and corporate securities. Due to the current phenomenon of tight supply and only a slight yield advantage available in corporate securities, there is greater emphasis on U.S. Government holdings at this time.

Fox Asset Management's goal is to provide superior returns with low risk. Fox will continue to focus on those instruments that offer improving credit quality, liquidity, and the highest possible total return. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of 3.4 years, and an average duration of 2.9 years in the Portfolio.

Other portfolio statistics as of August 31, 1995 are as follows: Average yield-to-maturity was 6.1%, average coupon was 6.72%, and the average Moody's Rating was Aa1 with 10 fixed income issues held.

                        INVESTMENT QUALITY BOND PORTFOLIO
                                   Advised by:
                           Fox Asset Management, Inc.
                            Little Silver, New Jersey


                            SARATOGA ADVANTAGE TRUST
                        INVESTMENT QUALITY BOND PORTFOLIO
                                  VERSUS INDEX


                       EDGAR REPRESENTATION OF DATA POINTS
                            USED IN PRINTED GRAPHIC


                            Investment             Lehman Int.
                            Qual. Bond             Gov't/Corp.
                            ----------             -----------
   1-Sep-94                   $10,000                $10,000

  31-Aug-95                   $10,712                $10,946


1. The Lehman Intermediate Government/Corporate Bond Index is composed of the bonds in the Lehman Government/Corporate Bond Index that have maturities between 1 and 9.99 years. The Lehman Government/Corporate Bond Index consists of approximately 5,400 issues. The securities must be investment grade (BAA or higher) with amounts outstanding in excess of $1 million and have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The indexes are rebalanced monthly by market capitalization.

                            MUNICIPAL BOND PORTFOLIO
                                   Advised by:
                            Quest for Value Advisors
                               New York, New York


OBJECTIVE: SEEKS A HIGH LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXATION, CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND THE PRESERVATION OF CAPITAL.



 Total Aggregate          Municipal Bond         Lehman Municipal
      Return                Portfolio               Bond Index
--------------------    -------------------    -------------------
 9/1/94 - 8/31/95             4.7%                     8.9%

 3/1/95 - 8/31/95             4.0%                     5.9%

Since the end of 1994, the fixed income markets have performed extremely well as a result of perceived moderate economic growth accompanied by benign inflation. Long-term U.S. Treasury yields are now almost one percentage point lower than they were on September 1, 1994 and 130 basis points (1.3 percentage points) lower than they were at the end of 1994. As a result, the prices of municipal securities have generally risen, though not to the same degree as taxable fixed income securities. Tax reform proposals which eliminate or reduce the tax advantages of municipal bonds have caused longer term municipals to underperform their taxable counterparts. The favorable supply imbalance during the past year has helped to stabilize the market when tax reform fears have been the most pronounced.

The Portfolio is invested in a diversified group of municipals with an average weighted maturity of 18 years. As of August 31, 1995, 98% of the Portfolio's investment were rated A or higher by Standard & Poor's or Moody's indicating the high quality of the Portfolio. The four largest sectors represented in the Portfolio were: pollution control 16.8%, general obligations 15.6%, power 11.3%, and water/sewer 10.5%. The largest holdings by state include: New York 17.0%, California 11.4%, and Florida 10.9%.

                            MUNICIPAL BOND PORTFOLIO
                                   Advised by:
                            Quest for Value Advisors
                               New York, New York



                            SARATOGA ADVANTAGE TRUST
                            MUNICIPAL BOND PORTFOLIO
                                  VERSUS INDEX


                       EDGAR REPRESENTATION OF DATA POINTS
                            USED IN PRINTED GRAPHIC


                            Municipal                 Lehman
                              Bond                  Muni. Bond
                           -----------             ------------
   1-Sep-94                  $10,000                 $10,000

  31-Aug-95                  $10,465                 $10,890


1. The Lehman Brothers Municipal Bond Index consists of approximately 25,000 municipal bonds which are selected to be representative of the long-term, investment grade tax-exempt bond market. The bonds selected for the index have the following characteristics: a minimum credit rating of at least Baa; an original issue of at least $50 million; at least $3 million of the issue outstanding; issued within the last five years; and a maturity of at least one year.

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                   Advised by:
                            Quest for Value Advisors
                               New York, New York


OBJECTIVE: SEEKS TOTAL RETURN CONSISTING OF CAPITAL APPRECIATION AND DIVIDEND INCOME BY INVESTING IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS THAT ARE BELIEVED TO BE UNDERVALUED IN THE MARKET AND OFFER ABOVE-AVERAGE PRICE APPRECIATION POTENTIAL.

 Total Aggregate    Large Capitalization       S & P 500      S & P/Barra Value
     Return            Value Portfolio          Index(1)          Index(2)
-----------------  -----------------------  ---------------  -------------------

 9/1/94 - 8/31/95            23.6%               21.4%               19.1%

 3/1/95 - 8/31/95            17.1%               16.8%               16.5%


For the Portfolio's fiscal year ending August 31, 1995, the Portfolio outperformed the S&P 500 and the S&P/Barra Value Index as a result of favorable stock selection. Strong performers in the Portfolio included McDonnell Douglas, Intel, Exel Ltd., Citicorp and Hercules.

The Portfolio invests in stocks that are believed to be mispriced in the market. Companies are evaluated from a merchant banking approach - as if the company as a whole is a purchase candidate. In this way, Quest for Value Advisors seeks to identify undervalued businesses that produce high returns on equity, generate large free cash flows, hold strong competitive positions, are sound financially and have managements that are devoted to the interests of shareholders.

The Portfolio's superior investment performance was achieved without the benefit (or risk) of a large technology position which generated much of the stock market gain during the year ending August 31, 1995. Quest For Value Advisors did not alter its disciplined approach to maximizing return and controlling risk in the portfolio, and they believe that this discipline will continue to serve our shareholders well in the future.

The Portfolio owned the common stock of 34 companies as of August 31, 1995. The five largest holdings were Exel Ltd., a strongly capitalized specialty insurance company; Federal Home Loan Mortgage Corp. (Freddie Mac), which maintains a secondary market in residential mortgages primarily by securitizing and guaranteeing such loans; Temple-Inland, Inc., which is involved in the production of paper and containerboard; Sprint Corp., which operates the second largest independent telephone system in the U.S.; and Becton, Dickinson & Co., a manufacturer of a broad line of medical, surgical, laboratory and diagnostic products.

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                   Advised by:
                            Quest for Value Advisors
                               New York, New York


                            SARATOGA ADVANTAGE TRUST
                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                 VERSUS INDICES


                      EDGAR REPRESENTATION OF DATA POINTS
                            USED IN PRINTED GRAPHIC


                          Large Cap
                            Value                 S&P 500             S&P/Barra
                          ----------            -----------          -----------
   1-Sep-94                 $10,000               $10,000              $10,000

  31-Aug-95                 $12,360               $12,140              $11,910


1. The Standard & Poor's 500 is a capital weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the NYSE. These 500 stocks are composed of 400 industrial, 40 utility, 40 financial, and 20 transportation companies. The weight of each stock in the index is proportional to its price times its shares outstanding. The Standard & Poor's 500 is an unmanaged index and includes the reinvestment of all dividends.

2. The S&P/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with lower price-to-book ratios and is market capitalization weighted.

                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                                   Advised by:
                      Harris Bretall Sullivan & Smith, Inc.
                            San Francisco, California


OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS THAT, IN THE ADVISOR'S OPINION, HAVE FASTER EARNINGS GROWTH POTENTIAL THAN THE STANDARD & POOR'S 500.



 Total Aggregate    Large Capitalization      S & P 500      S & P/Barra Growth
     Return           Growth Portfolio         Index(1)            Index(2)
------------------  ---------------------   -------------  ---------------------

 9/1/94 - 8/31/95          28.8%                21.4%               23.7%

 3/1/95 - 8/31/95          21.7%                16.8%               17.1%


Harris Bretall Sullivan & Smith analyzes a universe of approximately 300 established, high-quality, growth-oriented companies and ranks them based on present value, trends in current earnings and price performance. The Portfolio is invested in stocks that rank in the top one-fifth of this universe.

All investment decisions are made through a team approach. The Harris Bretall Strategy Team, which meets four times a week, sets the firm's economic framework and reviews specific holdings, recent news announcements and company data.

At the end of August, the Portfolio was invested in 43 stocks. Technology is a major investment theme of the Portfolio. The advisor believes that technology is revolutionizing industry and creating exceptional opportunities for astute managements. The Portfolio is invested not only in companies that are developing new technologies, but also in those that are using technology to gain market share.

As of August 31, 1995, approximately one-quarter of the Portfolio was invested in technology developers, including: Microsoft Corp., Motorola, Inc., Intel Corp. and Hewlett-Packard Co. Additionally, Portfolio holdings that are using technology to competitive advantage included: Home Depot, Inc., which is benefiting from a sophisticated inventory management system; Charles Schwab Corp., which is providing on-line services to clients; and The Walt Disney Company, which is a major beneficiary of innovations in animation technology.

                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                                   Advised by:
                      Harris Bretall Sullivan & Smith, Inc.
                            San Francisco, California


                            SARATOGA ADVANTAGE TRUST
                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                                 VERSUS INDICES


                      EDGAR REPRESENTATION OF DATA POINTS
                            USED IN PRINTED GRAPHIC


                          Large Cap
                            Growth                S&P 500             S&P/Barra
                         -----------             ---------           -----------
   1-Sep-94                $10,000                $10,000              $10,000

  31-Aug-95                $12,877                $12,140              $12,368


1. The Standard & Poor's 500 is a capital weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the NYSE. These 500 stocks are composed of 400 industrial, 40 utility, 40 financial, and 20 transportation companies. The weight of each stock in the index is proportional to its price times its shares outstanding. The Standard & Poor's 500 is an unmanaged index and includes the reinvestment of all dividends.

2. The S&P/Barra Growth Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with higher price-to-book ratios and is market capitalization weighted.

                         SMALL CAPITALIZATION PORTFOLIO
                                   Advised by:
                          Axe-Houghton Associates, Inc.
                               Rye Brook, New York


OBJECTIVE: SEEKS MAXIMUM CAPITAL APPRECIATION BY INVESTING IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF SMALL CAPITALIZATION GROWTH COMPANIES.



 Total Aggregate          Small Capitalization
      Return                   Portfolio                Russell 2000 Index(1)
---------------------   --------------------------      ---------------------
 9/1/94 - 8/31/95                26.4%                         20.8%

 3/1/95 - 8/31/95                25.0%                         20.1%


Growth stocks, as measured by the Russell 2000 Index, have out-paced the broader market for the last three months, rising 13.5% versus 6.1% for the S&P 500 Index. During this same three month period, your Portfolio has appreciated 20.3%. A $.0136 per share income dividend was made in December, 1994.

Axe-Houghton invests in companies with stock market capitalizations of up to $1 billion and holds existing positions up to $2 billion, at which point profits are taken. The average capitalization of the forty three stocks in the Portfolio on August 31, 1995 was $600 million. Your Portfolio remains nearly fully-invested, with major commitments in technology, consumer spending, and healthcare. No one issue represents more than 3% of the Portfolio's total assets. Major holdings include: Wabash National Corp. (specialized truck trailers), Thomas Nelson, Inc. (religious publishing) and Omnicare, Inc. (medical products distribution). Each of these companies is characterized by high rates of growth, favorable returns on equity and the potential for continued reinvestment of earnings to expand their businesses.

Sentiment towards growth stocks improved recently as the economy slackened and the Federal Reserve Board eased interest rates. Earnings of the companies in your Portfolio continue to be strong virtually across-the-board, with many exceeding consensus expectations. Axe-Houghton recognizes that the technology sector has been very strong this year and is prepared to pare back their weighting should circumstances so dictate. For the time being, however, we are witnessing a widespread secular move to increased usage of computer-related products as the technology revolution gathers steam.

                         SMALL CAPITALIZATION PORTFOLIO
                                   Advised by:
                          Axe-Houghton Associates, Inc.
                               Rye Brook, New York


                            SARATOGA ADVANTAGE TRUST
                         SMALL CAPITALIZATION PORTFOLIO
                                  VERSUS INDEX


                       EDGAR REPRESENTATION OF DATA POINTS
                            USED IN PRINTED GRAPHIC


                            Small Cap             Russell 2000
                            ----------           -------------
   1-Sep-94                   $10,000               $10,000

  31-Aug-95                   $12,638               $12,080


1. The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled publicly traded commons stocks which are included the Russell 3000 Index. The common stocks included in the Russell 2000 Index represent approximately 10% of the U.S. equity market as measured by market capitalization. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market. The Russell 2000 Index is an unmanaged index whose performance reflects reinvested dividends.

                         INTERNATIONAL EQUITY PORTFOLIO
                                   Advised by:
                                Ivory & Sime Inc.
                               Edinburgh, Scotland


OBJECTIVE: SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF SECURITIES OF COMPANIES HEADQUARTERED OUTSIDE THE UNITED STATES.

                                             Morgan Stanley
 Total Aggregate   International Equity        EAFE Index
     Return             Portfolio            (U.S. Dollars)(1)
-----------------  ---------------------   ---------------------
 9/1/94 - 8/31/95          (6.6%)                 0.5%

 3/1/95 - 8/31/95           8.2%                  9.3%


Following a turbulent first six months, most major international equity markets staged a recovery in the second half of the period under review. In relative terms, the Japanese market has underperformed the other major markets. The Portfolio's weighting in Japan has had an adverse impact on the Portfolio's performance. Recently, the Portfolio has benefited from a currency hedge, which effectively has protected the Portfolio from the strengthening of the U.S. dollar against the Japanese yen.

Ivory & Sime focuses on areas of the world outside of the United States that are expected to experience superior economic growth. Individual stock selection is based on detailed fundamental analysis and a strong emphasis on visiting the companies in which investments are made.

As of August 31, 1995, major weightings in the Portfolio were as follows: 41.4% in Japan, 16.6% in Continental Europe, 13.0% in the United Kingdom, and 12.9% in Asia (ex Japan). Looking forward, Ivory & Sime sees the Asian markets as having the greatest prospects whereas the major European markets are perceived to be fully valued at present.

Some of the Portfolio's recent acquisitions include: Repsol, a leading integrated Spanish oil company which is currently attractively valued; and Hoechst, a leading German chemical and pharmaceutical company, which following the arrival of new management, has considerable scope to improve the profitability of its pharmaceutical division and chemicals business.

                         INTERNATIONAL EQUITY PORTFOLIO
                                   Advised by:
                                Ivory & Sime Inc.
                               Edinburgh, Scotland


                            SARATOGA ADVANTAGE TRUST
                         INTERNATIONAL EQUITY PORTFOLIO
                                  VERSUS INDEX


                       EDGAR REPRESENTATION OF DATA POINTS
                            USED IN PRINTED GRAPHIC


                            International
                                Equity              MS EAFE
                            --------------          -------
   1-Sep-94                   $10,000               $10,000

  31-Aug-95                   $ 9,339               $10,050


1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

                          The Saratoga Advantage Trust
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             FEDERAL FARM CREDIT BANK-15.8%
   $600,000    5.70%, 9/05/95. . . . . . . . . . . . . . . . . .      $599,620
    200,000    5.77%, 9/03/96 (1). . . . . . . . . . . . . . . .       200,000
                                                                  ------------

             TOTAL FEDERAL FARM CREDIT BANK
               (cost--$799,620). . . . . . . . . . . . . . . . .      $799,620
                                                                  ------------



             FEDERAL HOME LOAN BANK-12.7%
   $340,000    5.67%, 9/25/95. . . . . . . . . . . . . . . . . .      $338,715
    300,000    7.81%, 7/17/96. . . . . . . . . . . . . . . . . .       304,605
                                                                  ------------

             Total Federal Home Loan Bank
               (cost--$643,320). . . . . . . . . . . . . . . . .      $643,320
                                                                  ------------

             FEDERAL HOME LOAN MORTGAGE CORPORATION-22.4%
   $390,000    5.63%, 9/01/95. . . . . . . . . . . . . . . . . .      $390,000
    440,000    5.66%, 9/25/95. . . . . . . . . . . . . . . . . .       438,340
    310,000    5.67%, 9/20/95. . . . . . . . . . . . . . . . . .       309,072
                                                                  ------------

             TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
               (cost--$1,137,412). . . . . . . . . . . . . . . .    $1,137,412
                                                                  ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION-51.6%
   $365,000    5.63%, 6/28/96. . . . . . . . . . . . . . . . . .      $364,327
    860,000    5.64%, 9/14/95. . . . . . . . . . . . . . . . . .       858,248
     20,000    5.65%, 9/01/95. . . . . . . . . . . . . . . . . .        20,000
    320,000    5.66%, 9/25/95. . . . . . . . . . . . . . . . . .       318,793
     25,000    5.66%, 9/27/95. . . . . . . . . . . . . . . . . .        24,898
    630,000    5.67%, 9/08/95. . . . . . . . . . . . . . . . . .       629,305
    340,000    5.67%, 9/13/95. . . . . . . . . . . . . . . . . .       339,357
     25,000    5.67%, 9/18/95. . . . . . . . . . . . . . . . . .        24,933
     40,000    5.68%, 9/18/95. . . . . . . . . . . . . . . . . .        39,893
                                                                  ------------

             TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
               (cost--$2,619,754). . . . . . . . . . . . . . . .    $2,619,754
                                                                  ------------

Total Investments
  (cost--$5,200,106) . . . . . . . . . . . . . .       102.5%       $5,200,106

Other Liabilities in Excess of
  Other Assets . . . . . . . . . . . . . . . . .        (2.5)         (128,080)
                                                      ------      ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . .       100.0%       $5,072,026
                                                      ------      ------------
                                                      ------      ------------

---------------
(1) Represents a floating interest rate note subject to change on quarterly coupon dates, based on the current 90 day U.S. Treasury Bill rate plus 20 basis points. Rate shown reflects the rate in effect at 8/31/95.

                          The Saratoga Advantage Trust
                        INVESTMENT QUALITY BOND PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             CORPORATE NOTES & BONDS - 16.6%
             AUTOMOTIVE - 4.0%
    $25,000  Ford Motor Credit Corp.
               7.75%, 10/01/99 . . . . . . . . . . . . . . . . .       $25,994
    150,000  General  Motors Acceptance Corp.
             7.75%, 1/15/99  . . . . . . . . . . . . . . . . . .       154,632
                                                                  ------------
                                                                       180,626
                                                                  ------------

             DRUGS & MEDICAL PRODUCTS - 4.6%
             American Home Products Corp.
    200,000    7.70%, 2/15/00. . . . . . . . . . . . . . . . . .       209,162
                                                                  ------------

             MISCELLANEOUS FINANCIAL SERVICES - 4.7%
    150,000    Bear Stearns & Co.
               7.625%, 9/15/99 . . . . . . . . . . . . . . . . .       154,728
     50,000  Lehman Brothers, Inc.
               9.875%, 10/15/00  . . . . . . . . . . . . . . . .        54,711
                                                                  ------------
                                                                       209,439
                                                                  ------------

             OIL/GAS- 3.3%
     10,000  Amoco Canada Petroleum Co.
               7.25%, 12/01/02 . . . . . . . . . . . . . . . . .        10,389
    125,000  E.I. Dupont De Nemours & Co.
             8.50%, 2/15/03  . . . . . . . . . . . . . . . . . .       135,863
                                                                  ------------
                                                                       146,252
                                                                  ------------

             Total Corporate Notes & Bonds
               (cost -- $739,531). . . . . . . . . . . . . . . .      $745,479
                                                                  ------------

             U.S. TREASURY NOTES - 78.2%
   $430,000    4.75%, 10/31/98 . . . . . . . . . . . . . . . . .      $414,881
    850,000    6.50%, 11/30/96 . . . . . . . . . . . . . . . . .       857,174
  2,200,000    6.75%, 5/31/99  . . . . . . . . . . . . . . . . .     2,250,864
                                                                  ------------

             Total U.S. Treasury Notes
               (cost -- $3,482,065). . . . . . . . . . . . . . .    $3,522,919
                                                                  ------------

Total Investments
  (cost--$4,221,596) . . . . . . . . . . . . . .        94.8%       $4,268,398

Other Assets in Excess of
  Other Liabilities. . . . . . . . . . . . . . .         5.2           234,436
                                                      ------      ------------

Total Net Assets . . . . . . . . . . . . . . . .       100.0%       $4,502,834
                                                      ------      ------------
                                                      ------      ------------


                          The Saratoga Advantage Trust
                            MUNICIPAL BOND PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             MUNICIPAL NOTES & BONDS - 90.8%
             ALABAMA - 1.4%
             POLLUTION CONTROL - 0.7%
    $10,000  Alabama Water Pollution Control Authority
               Revolving Fund Loan
               6.25%, 8/15/14 (AMBAC insured). . . . . . . . . .       $10,148
                                                                  ------------

             WATER/SEWER - 0.7%
     10,000  Montgomery, Alabama Waterworks &
             Sanitary Sewer Board
               Water & Sewer Systems Revenue
               6.30%, 9/01/10. . . . . . . . . . . . . . . . . .        10,396
                                                                  ------------
                                                                        20,544
                                                                  ------------

             CALIFORNIA - 11.4%
             EDUCATION - 4.0%
             California State Public Works Board Lease Revenue
     50,000    California State University Projects
               6.00%, 9/01/15. . . . . . . . . . . . . . . . . .        48,639
     10,000    Community College Projects
               6.00%, 12/01/12 (AMBAC insured) . . . . . . . . .        10,119
                                                                  ------------
                                                                        58,758
                                                                  ------------

             POLLUTION CONTROL - 6.7%
    100,000  California Pollution Control Financing Authority
               Pollution Control Revenue Southern
               California Edison
               3.45%, 2/28/08 (1). . . . . . . . . . . . . . . .       100,000
                                                                  ------------

             WATER/SEWER - 0.7%
     10,000  San Francisco, California City &
             County Public Utilities
               Community Water Revenue (Series A)
               6.00%, 11/01/15 . . . . . . . . . . . . . . . . .        10,028
                                                                  ------------
                                                                       168,786
                                                                  ------------

             CONNECTICUT - 1.4%
             HOUSING
     20,000  Connecticut State Housing Finance Authority
               Housing Mortgage Financing Program
               6.50%, 5/15/18. . . . . . . . . . . . . . . . . .        20,462
                                                                  ------------

             FLORIDA - 10.9%
             CONVENTION CENTERS/STADIUMS - 3.3%
     50,000  St. Petersburg, Florida Professional
             Sports Facilities
               Sales Tax Revenue
               5.60%, 10/01/15 (MBIA insured). . . . . . . . . .        48,474
                                                                  ------------

             EDUCATION - 2.4%
     35,000  Dade County, Florida School Board
               Certificates of Participation (Series A)
               5.75%, 5/01/12 (MBIA insured) . . . . . . . . . .        35,274
                                                                  ------------

             GENERAL OBLIGATION - 2.4%
     35,000  Florida State Board of Education Capital Outlay
               6.00%, 6/01/19. . . . . . . . . . . . . . . . . .        35,021
                                                                  ------------

             POWER/UTILITY - 1.6%
     25,000  Jacksonville, Florida Electric Authority Revenue
               St. John's River Power
               5.50%, 10/01/14 . . . . . . . . . . . . . . . . .        23,973
                                                                  ------------


                                       18

                          The Saratoga Advantage Trust
                            MUNICIPAL BOND PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             FLORIDA (cont'd)
             TURNPIKE/TOLL - 1.2%
    $20,000  Orlando & Orange County Expressway Authority
               Florida Expressway Revenue
               5.00%, 7/01/17 (FGIC insured) . . . . . . . . . .       $17,760
                                                                  ------------
                                                                       160,502
                                                                  ------------

             ILLINOIS - 0.6%
             HEALTH/HOSPITAL
     10,000  Illinois Health Facilities Authority Revenue
               Lutheran Health System (Series B)
               6.00%, 4/01/18  . . . . . . . . . . . . . . . . .         9,400
                                                                  ------------

             IOWA - 3.6%
             WATER/SEWER
     50,000  West Des Moines, Iowa Water Revenue
               6.80%, 12/01/13 (AMBAC insured) . . . . . . . . .        53,254
                                                                  ------------

             MASSACHUSETTS - 9.8%
             GENERAL OBLIGATION - 4.2%
     10,000  Boston, Massachusetts General Obligation Bonds
             (Series B)
               5.875%, 8/01/12 (AMBAC insured) . . . . . . . . .        10,108
     50,000  Lowell, Massachusetts General Obligation Bonds
               6.05%, 4/01/11. . . . . . . . . . . . . . . . . .        51,083
                                                                  ------------
                                                                        61,191
                                                                  ------------

             HOUSING - 0.7%
     10,000  Massachusetts State Housing Finance Agency
               Single Family Housing Revenue
               6.35%, 6/01/17  . . . . . . . . . . . . . . . . .        10,119
                                                                  ------------

             TRANSPORTATION - 3.3%
     50,000  Massachusetts Bay Transportation Authority
               General Transportation System
               5.90%, 3/01/24  . . . . . . . . . . . . . . . . .        49,053
                                                                  ------------

             WATER/SEWER - 1.6%
             Massachusetts State Water Resources Authority
     15,000    5.50%, 11/01/15 (Series B). . . . . . . . . . . .        14,145
     10,000    5.75%, 8/01/10 (Series A) . . . . . . . . . . . .        10,096
                                                                  ------------
                                                                        24,241
                                                                  ------------
                                                                       144,604
                                                                  ------------

             MISSOURI - 3.2%
             HOUSING
     45,000  Missouri State Housing Development Community
               Single Family Mortgage Revenue
               6.90%, 7/01/18. . . . . . . . . . . . . . . . . .        47,409
                                                                  ------------

             NEBRASKA - 2.6%
             POWER/UTILITY
     40,000  Omaha Public Power Distribution
               5.50%, 2/01/14. . . . . . . . . . . . . . . . . .        38,388
                                                                  ------------

             NEVADA - 3.4%
             GENERAL OBLIGATION
     50,000  Clark County, Nevada General Obligation Bonds
               6.00%, 6/01/16 (AMBAC insured). . . . . . . . . .        49,643
                                                                  ------------


                                       19


                          The Saratoga Advantage Trust
                            MUNICIPAL BOND PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             NEW HAMPSHIRE - 2.0%
             TURNPIKE/TOLL
    $30,000  New Hampshire State Turnpike Systems
               6.00%, 4/01/13. . . . . . . . . . . . . . . . . .       $30,038
                                                                  ------------

             NEW JERSEY - 0.7%
             WATER/SEWER
     10,000  Gloucester County,  New Jersey
               Utilities Authority Sewer Revenue
               6.125%, 1/01/13 . . . . . . . . . . . . . . . . .        10,257
                                                                  ------------

             NEW YORK - 17.0%
             EDUCATION - 2.1%
     30,000  New York State Dormitory Authority Revenue
               Sarah Lawrence College
               6.00%, 7/01/15  . . . . . . . . . . . . . . . . .        30,301
                                                                  ------------

             GENERAL OBLIGATION - 1.4%
     20,000  New York City General Obligation Bonds (Series B)
               7.00%, 10/01/19 . . . . . . . . . . . . . . . . .        20,388
                                                                  ------------

             HEALTH/HOSPITAL - 0.7%
     10,000  New York State Medical Care Facilities
             Finance Agency Revenue
               Mental Health Services (Series F)
               6.25%, 2/15/10  . . . . . . . . . . . . . . . . .        10,126
                                                                  ------------

             HOUSING - 1.3%
     20,000  New York State Mortgage Agency (Series A)
               6.875%, 4/01/17 . . . . . . . . . . . . . . . . .        20,633
                                                                  ------------

             POLLUTION CONTROL - 9.4%
    100,000  New York State Energy Research &
             Developement Authority
               Pollution Control Revenue
               3.30%, 10/01/29 (1) . . . . . . . . . . . . . . .       100,000
                                                                  ------------

     40,000  New York State Environmental Facilities Corp.
               Pollution Control Revenue
               5.875%, 6/15/14 . . . . . . . . . . . . . . . . .        39,838
                                                                  ------------
                                                                       139,838
                                                                  ------------

             SALES TAX - 0.7%
     10,000  New York State Local Government Assistance Corp.
               6.25%, 4/01/18. . . . . . . . . . . . . . . . . .        10,098
                                                                  ------------

             TURNPIKE/TOLL - 1.4%
     10,000  New York State Thruway Authority Service
             Contract Revenue
               Local Highway & Bridge
               6.00%, 4/01/10  . . . . . . . . . . . . . . . . .         9,942

     10,000  Triborough Bridge & Tunnel Authority
               Special Obligation
               6.00%, 1/01/15 (AMBAC insured). . . . . . . . . .        10,077
                                                                  ------------
                                                                        20,019
                                                                  ------------
                                                                       251,403
                                                                  ------------

             OHIO - 4.0%
             HEALTH/HOSPITAL
     50,000  Lorain County, Ohio Hospital Revenue
               7.75%, 11/01/13 (AMBAC insured) . . . . . . . . .        58,940
                                                                  ------------


                                       20

                          The Saratoga Advantage Trust
                            MUNICIPAL BOND PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             PENNSYLVANIA - 3.2%
             WATER/SEWER
    $50,000  Pittsburgh, Pennsylvania Water & Sewer Authority
               Water & Sewer Systems Revenue
               5.60%, 9/15/15. . . . . . . . . . . . . . . . . .       $47,857
                                                                  ------------

             PUERTO RICO - 0.7%
             POWER/UTILITY
     10,000  Puerto Rico Electric Power Authority
               Power Revenue (Series R)
               6.25%, 7/01/17. . . . . . . . . . . . . . . . . .        10,134
                                                                  ------------

             TEXAS - 10.0%
             CORRECTIONAL FACILITIES - 0.7%
     10,000  East Texas Criminal Justice Facilities Financing Corp.
               Mortgage Revenue City of Henderson Project
               6.125%, 11/01/14 (AMBAC insured). . . . . . . . .        10,131
                                                                  ------------

             EDUCATION - 1.8%
     10,000  University of Texas Permanent University Funding
               (Series A) 6.25%, 7/01/13 . . . . . . . . . . . .        10,227
     15,000  University of Texas Revenue Bonds (Series B)
               6.75%, 8/15/13. . . . . . . . . . . . . . . . . .        16,197
                                                                  ------------
                                                                        26,424
                                                                  ------------

             GENERAL OBLIGATION - 4.2%
     25,000  San Antonio, Texas General Obligation Bonds
               6.625%, 8/01/14 . . . . . . . . . . . . . . . . .        26,223
     35,000  Texas State General Obligation Bonds
               6.00%, 8/01/12. . . . . . . . . . . . . . . . . .        35,816
                                                                  ------------
                                                                        62,039
                                                                  ------------

             POWER/UTILITY - 3.3%
     50,000  Brazos River Authority Texas Revenue
               Houston Light & Power Company
               5.80%, 8/01/15 (MBIA insured) . . . . . . . . . .        49,014
                                                                  ------------
                                                                       147,608
                                                                  ------------

             WASHINGTON - 3.1%
             POWER/UTILITY
     35,000  Seattle, Washington Municipal Light & Power Revenue
               5.75%, 8/01/11. . . . . . . . . . . . . . . . . .        35,094
     10,000  Washington State Public Power Supply Systems
               Nuclear Project Revenue
               7.25%, 7/01/12 (FGIC insured) . . . . . . . . . .        11,012
                                                                  ------------
                                                                        46,106
                                                                  ------------

             WYOMING - 1.8%
             HOUSING
     25,000  Wyoming Community Development
               Authority Housing Revenue
               6.65%, 12/01/06 . . . . . . . . . . . . . . . . .        26,692
                                                                  ------------

Total Investments
  (cost--$1,319,182) . . . . . . . . . . . . . .        90.8%       $1,342,027

Other Assets in Excess of
  Other Liabilities. . . . . . . . . . . . . . .         9.2           135,397
                                                      ------      ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . .       100.0%       $1,477,424
                                                      ------      ------------
                                                      ------      ------------

---------------
(1) Represents a variable rate demand note subject to change daily and payable on demand. Rate shown reflects the rate in effect on 8/31/95.

                          The Saratoga Advantage Trust
                      LARGE CAPITALIZATION VALUE PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             SHORT-TERM CORPORATE NOTES - 20.3%
             MISCELLANEOUS FINANCIAL SERVICES
   $640,000  Federal Home Loan Mortgage Corp.
               5.66%, 9/05/95. . . . . . . . . . . . . . . . . .      $639,597
    480,000  Federal National Mortgage Association
               5.66%, 9/14/95. . . . . . . . . . . . . . . . . .       479,019
                                                                  ------------

             Total Short-Term Corporate Notes
               (cost-$1,118,616) . . . . . . . . . . . . . . . .    $1,118,616
                                                                  ------------


   Shares
-----------

             COMMON STOCKS - 82.5%
             AEROSPACE - 5.7%
      1,820  AlliedSignal, Inc.  . . . . . . . . . . . . . . . .       $80,763
      6,300  Coltec Industries, Inc.*  . . . . . . . . . . . . .        94,500
      1,700  McDonnell Douglas Corp. . . . . . . . . . . . . . .       136,425
                                                                  ------------
                                                                       311,688
                                                                  ------------

             BANKING - 2.8%
      2,300  Citicorp. . . . . . . . . . . . . . . . . . . . . .       152,662
                                                                  ------------

             CHEMICALS - 3.6%
      1,780  Hercules, Inc.  . . . . . . . . . . . . . . . . . .        99,013
      1,050  Monsanto Co.  . . . . . . . . . . . . . . . . . . .        99,619
                                                                  ------------
                                                                       198,632
                                                                  ------------

             CONGLOMERATES - 4.3%
      2,200  General Electric Co.  . . . . . . . . . . . . . . .       129,525
      6,500  Canadian Pacific Ltd. . . . . . . . . . . . . . . .       109,688
                                                                  ------------
                                                                       239,213
                                                                  ------------

             CONSUMER PRODUCTS - 2.3%
      3,600  Reebok International Ltd. . . . . . . . . . . . . .       127,800
                                                                  ------------

             CONTAINERS - 3.6%
      3,800  Temple-Inland, Inc. . . . . . . . . . . . . . . . .       196,650
                                                                  ------------

             DRUGS & MEDICAL PRODUCTS - 3.5%
      3,440  Becton, Dickinson & Co. . . . . . . . . . . . . . .       193,930
                                                                  ------------

             ELECTRONICS - 2.0%
      2,080  Arrow Electronics, Inc.*  . . . . . . . . . . . . .       112,840
                                                                  ------------

             HEALTH/HOSPITAL - 5.0%
      2,800  Columbia/HCA Healthcare Corp. . . . . . . . . . . .       131,600
      9,000  Tenet Healthcare Corp.* . . . . . . . . . . . . . .       142,875
                                                                  ------------
                                                                       274,475
                                                                  ------------

             INSURANCE - 15.6%
      4,000  Ace Ltd.  . . . . . . . . . . . . . . . . . . . . .       123,000
      3,000  AFLAC, Inc. . . . . . . . . . . . . . . . . . . . .       122,625
      1,650  American International Group, Inc.  . . . . . . . .       133,031
      4,710  EXEL Ltd. . . . . . . . . . . . . . . . . . . . . .       259,050
        250  General Reinsurance Corp. . . . . . . . . . . . . .        37,156
      4,180  Progressive Corp., Ohio . . . . . . . . . . . . . .       185,487
                                                                  ------------
                                                                       860,349
                                                                  ------------

             METALS/MINING - 2.5%
             Freeport McMoRan, Copper & Gold
      3,000    (Class A) . . . . . . . . . . . . . . . . . . . .        70,125
      3,000    (Class B) . . . . . . . . . . . . . . . . . . . .        70,125
                                                                  ------------
                                                                       140,250
                                                                  ------------


                                       22

                          The Saratoga Advantage Trust
                      LARGE CAPITALIZATION VALUE PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995

   Shares                                                              Value
-----------                                                       --------------

             MISCELLANEOUS FINANCIAL SERVICES - 9.0%
      5,200  Countrywide Credit Industries, Inc. . . . . . . . .      $114,400
      3,250  Federal Home Loan Mortgage Corp.  . . . . . . . . .       208,812
      1,800  Federal National Mortgage Corp. . . . . . . . . . .       171,675
                                                                  ------------
                                                                       494,887
                                                                  ------------

             PAPER PRODUCTS - 2.7%
      2,600  Champion International Corp.  . . . . . . . . . . .       147,225
                                                                  ------------

             RETAIL - 5.6%
      1,100  J.C. Penney Co. . . . . . . . . . . . . . . . . . .        49,775
      4,450  May Department Stores Co. . . . . . . . . . . . . .       188,569
      1,500  Mercantile Stores Co., Inc. . . . . . . . . . . . .        68,813
                                                                  ------------
                                                                       307,157
                                                                  ------------

             TELECOMMUNICATIONS - 3.5%
      5,500  Sprint Corp.  . . . . . . . . . . . . . . . . . . .       195,250
                                                                  ------------

             TEXTILES - 2.7%
     10,000  Shaw Industries, Inc. . . . . . . . . . . . . . . .       150,000
                                                                  ------------

             TOBACCO/BEVERAGES/FOOD PRODUCTS - 0.5%
        980  Sara Lee Corp.  . . . . . . . . . . . . . . . . . .        27,195
                                                                  ------------

             TOYS/GAMES/HOBBY - 2.1%
      4,000  Mattel, Inc.  . . . . . . . . . . . . . . . . . . .       116,000
                                                                  ------------

             TRANSPORTATION - 5.5%
      1,900  CSX Corp. . . . . . . . . . . . . . . . . . . . . .       156,750
      2,100  Norfolk Southern Corp.  . . . . . . . . . . . . . .       148,575
                                                                  ------------
                                                                       305,325
                                                                  ------------

             Total Common Stocks
               (cost--$4,016,882). . . . . . . . . . . . . . . .    $4,551,528
                                                                  ------------

Total Investments
  (cost--$5,135,498) . . . . . . . . . . . . . .       102.8%       $5,670,144

Other Liabilities in Excess of
  Other Assets . . . . . . . . . . . . . . . . .        (2.8)         (155,454)
                                                      ------      ------------

Total Net Assets . . . . . . . . . . . . . . . .       100.0%       $5,514,690
                                                      ------      ------------
                                                      ------      ------------


---------------
*    Non - income producing security.

                          The Saratoga Advantage Trust
                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


   Shares                                                              Value
-----------                                                       --------------

             COMMON STOCKS - 95.6%
             BANKING - 6.6%
      4,300  BankAmerica Corp. . . . . . . . . . . . . . . . . .      $242,950
      3,960  NationsBank Corp. . . . . . . . . . . . . . . . . .       243,045
      8,230  Norwest Corp. . . . . . . . . . . . . . . . . . . .       247,929
                                                                  ------------
                                                                       733,924
                                                                  ------------

             CHEMICALS - 4.4%
      3,705  Great Lakes Chemical Corp.  . . . . . . . . . . . .       244,993
      7,580  Morton International, Inc.  . . . . . . . . . . . .       246,350
                                                                  ------------
                                                                       491,343
                                                                  ------------

             COMPUTERS - 6.8%
      5,800  Apple Computer, Inc.  . . . . . . . . . . . . . . .       249,400
      4,770  Cabletron Systems, Inc.*. . . . . . . . . . . . . .       252,214
      5,940  Silicon Graphics, Inc.* . . . . . . . . . . . . . .       250,965
                                                                  ------------
                                                                       752,579
                                                                  ------------

             COMPUTER SERVICES - 11.2%
      4,960  Adobe Systems, Inc. . . . . . . . . . . . . . . . .       252,960
      5,290  Autodesk, Inc.  . . . . . . . . . . . . . . . . . .       244,001
      3,810  Automatic Data Processing, Inc. . . . . . . . . . .       247,650
      3,910  Cisco Systems, Inc.*. . . . . . . . . . . . . . . .       256,594
      7,760  Sybase, Inc.* . . . . . . . . . . . . . . . . . . .       249,290
                                                                  ------------
                                                                     1,250,495
                                                                  ------------

             COMPUTER SOFTWARE - 4.7%
      6,790  Electronic Arts, Inc.*. . . . . . . . . . . . . . .       258,020
      2,825  Microsoft Corp.*. . . . . . . . . . . . . . . . . .       261,312
                                                                  ------------
                                                                       519,332
                                                                  ------------

             CONGLOMERATE - 2.2%
      4,190  General Electric Co.  . . . . . . . . . . . . . . .       246,686
                                                                  ------------

             DRUGS/MEDICAL PRODUCTS - 8.7%
      5,070  Amgen, Inc.*. . . . . . . . . . . . . . . . . . . .       242,726
      4,215  Genzyme Corp. . . . . . . . . . . . . . . . . . . .       235,513
      5,030  Merck & Co., Inc. . . . . . . . . . . . . . . . . .       250,871
     10,200  Mylan Laboratories, Inc.  . . . . . . . . . . . . .       233,325
                                                                  ------------
                                                                       962,435
                                                                  ------------

             ELECTRONICS - 8.9%
     14,625  American Power Conversion Corp.*. . . . . . . . . .       244,969
      2,180  Applied Materials, Inc. . . . . . . . . . . . . . .       226,720
      3,195  Hewlett - Packard Co. . . . . . . . . . . . . . . .       255,600
      4,220  Intel Corp. . . . . . . . . . . . . . . . . . . . .       259,003
                                                                  ------------
                                                                       986,292
                                                                  ------------

             ENTERTAINMENT - 2.3%
      4,475  The Walt Disney Co. . . . . . . . . . . . . . . . .       251,159
                                                                  ------------

             FOOD SERVICES - 1.9%
     12,950  Brinker International, Inc.*. . . . . . . . . . . .       216,913
                                                                  ------------

             INSURANCE - 4.5%
      3,092  American International Group, Inc.  . . . . . . . .       249,293
      5,880  United Healthcare Corp. . . . . . . . . . . . . . .       248,430
                                                                  ------------
                                                                       497,723
                                                                  ------------

             MEDIA/BROADCASTING - 2.3%
      2,190  Capital Cities/ABC, Inc.  . . . . . . . . . . . . .       251,850
                                                                  ------------


                                       24

                          The Saratoga Advantage Trust
                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995



   Shares                                                              Value
-----------                                                       --------------

             MISCELLANEOUS FINANCIAL SERVICES - 6.9%
      4,915  Dean Witter, Discover and Co. . . . . . . . . . . .      $250,665
      2,930  First Financial Management Corp.  . . . . . . . . .       264,066
      5,395  Charles Schwab Corp.  . . . . . . . . . . . . . . .       250,868
                                                                  ------------
                                                                       765,599
                                                                  ------------

             PRINTING/PUBLISHING - 2.2%
      3,660  Tribune Co. . . . . . . . . . . . . . . . . . . . .       245,220
                                                                  ------------

             RETAIL - 13.4%
      7,685  Albertson's, Inc. . . . . . . . . . . . . . . . . .       244,959
      7,400  Circuit City Stores, Inc. . . . . . . . . . . . . .       255,300
      6,110  Home Depot, Inc.  . . . . . . . . . . . . . . . . .       243,636
      7,955  Office Depot, Inc.* . . . . . . . . . . . . . . . .       247,599
      9,838  Staples, Inc.*. . . . . . . . . . . . . . . . . . .       252,099
      9,550  Toys "R" Us, Inc.*. . . . . . . . . . . . . . . . .       248,300
                                                                  ------------
                                                                     1,491,893
                                                                  ------------

             SECURITY/INVESTIGATION - 2.0%
     10,435  Sensormatic Electronics Corp. . . . . . . . . . . .       219,135
                                                                  ------------

             TELECOMMUNICATIONS - 4.4%
      3,200  Motorola, Inc.  . . . . . . . . . . . . . . . . . .       239,200
      5,100  Qualcomm, Inc.* . . . . . . . . . . . . . . . . . .       248,625
                                                                  ------------
                                                                       487,825
                                                                  ------------

             TOYS/GAMES/HOBBY - 2.2%
      4,200  Tyco International Ltd .  . . . . . . . . . . . . .       248,325
                                                                  ------------

Total Investments
  (cost--$9,420,199) . . . . . . . . . . . . . .        95.6%      $10,618,728

Other Assets in Excess of
  Other Liabilities. . . . . . . . . . . . . . .         4.4           488,523
                                                      ------      ------------

Total Net Assets . . . . . . . . . . . . . . . .       100.0%      $11,107,251
                                                      ------      ------------
                                                      ------      ------------


---------------
*    Non - income producing security.

                           The Saratoga Advanage Trust
                         SMALL CAPITALIZATION PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


 Principal
   Amount                                                              Value
-----------                                                       --------------

             U.S. GOVERNMENT AGENCY - 6.1%
   $930,000  Federal Home Loan Bank
               5.70%, 9/01/95
               (cost -- $930,000). . . . . . . . . . . . . . . .      $930,000
                                                                  ------------


   Shares
-----------
             COMMON STOCKS - 95.2%
             AIRLINES - 2.3%
     13,500  Comair Holdings, Inc. . . . . . . . . . . . . . . .      $340,875
                                                                  ------------

             AUTOMOTIVE - 2.4%
     10,000  Wabash National Corp. . . . . . . . . . . . . . . .       365,000
                                                                  ------------

             BUILDING & CONSTRUCTION - 4.2%
     22,500  Cavalier Homes, Inc.  . . . . . . . . . . . . . . .       309,375
     23,500  Southern Energy Homes, Inc. * . . . . . . . . . . .       323,125
                                                                  ------------
                                                                       632,500

             CASINOS/GAMING - 2.4%
     17,000  Players International, Inc. * . . . . . . . . . . .       359,125
                                                                  ------------

             COMPUTERS - 8.1%
      8,000  Cognex Corp. *. . . . . . . . . . . . . . . . . . .       399,000
     13,000  Digital Link Corp. *. . . . . . . . . . . . . . . .       305,500
      5,000  Micros Systems, Inc. *. . . . . . . . . . . . . . .       170,625
      9,000  Norand Corp. *. . . . . . . . . . . . . . . . . . .       346,500
                                                                  ------------
                                                                     1,221,625
                                                                  ------------

             COMPUTER SERVICES - 1.9%
     15,500  American Business Information, Inc. * . . . . . . .       294,500
                                                                  ------------

             COMPUTER SOFTWARE - 9.0%
     16,000  Cheyene Software, Inc. *. . . . . . . . . . . . . .       330,000
     10,000  Electronic Arts, Inc. * . . . . . . . . . . . . . .       380,000
     15,000  Mercury Interactive Corp. * . . . . . . . . . . . .       339,375
      9,000  Remedy Corp. *. . . . . . . . . . . . . . . . . . .       308,250
                                                                  ------------
                                                                     1,357,625
                                                                  ------------

             CONSUMER PRODUCTS - 1.8%
     16,500  Inbrand Corp. * . . . . . . . . . . . . . . . . . .       268,125
                                                                  ------------

             DRUGS & MEDICAL PRODUCTS - 7.1%
     12,500  Omnicare, Inc.  . . . . . . . . . . . . . . . . . .       415,625
     15,500  Gelman Sciences, Inc. * . . . . . . . . . . . . . .       292,563
     20,500  Respironics, Inc. * . . . . . . . . . . . . . . . .       363,875
                                                                  ------------
                                                                     1,072,063
                                                                  ------------

             ELECTRONICS - 4.2%
     15,000  Methode Electronics, Inc. (Class A) . . . . . . . .       352,500
      9,000  SDL, Inc. * . . . . . . . . . . . . . . . . . . . .       285,750
                                                                  ------------
                                                                       638,250
                                                                  ------------

             FOOD SERVICES - 2.8%
     10,500  Lone Star Steakhouse & Saloon*. . . . . . . . . . .       421,313
                                                                  ------------

             HEALTHCARE SERVICES - 2.2%
     12,000  MedPartners, Inc. * . . . . . . . . . . . . . . . .       333,000
                                                                  ------------

             HOUSEHOLD PRODUCTS - 2.3%
      8,000  Department 56, Inc. * . . . . . . . . . . . . . . .       354,000
                                                                  ------------


                                       26

                           The Saratoga Advanage Trust
                         SMALL CAPITALIZATION PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


   Shares                                                              Value
-----------                                                       --------------

             LEISURE - 2.4%
      9,500  Coleman Company, Inc. * . . . . . . . . . . . . . .      $358,625
                                                                  ------------

             LODGING - 2.5%
     12,500  La Quinta Inns, Inc.  . . . . . . . . . . . . . . .       375,000
                                                                  ------------

             MANUFACTURING - 4.6%
      5,000  Novellus Systems, Inc. *. . . . . . . . . . . . . .       368,437
     18,000  Special Devices, Inc. * . . . . . . . . . . . . . .       319,500
                                                                  ------------
                                                                       687,937
                                                                  ------------

             MISCELLANEOUS FINANCIAL SERVICES - 1.3%
     13,500  Jayhawk Acceptance Corp. *. . . . . . . . . . . . .       197,437
                                                                  ------------

             PRINTING & PUBLISHING - 5.3%
      6,000  Scholastic Corp. *. . . . . . . . . . . . . . . . .       367,500
     17,000  Thomas Nelson, Inc. . . . . . . . . . . . . . . . .       433,500
                                                                  ------------
                                                                       801,000
                                                                  ------------

             RETAIL - 8.9%
      9,000  Barnes & Noble, Inc. *. . . . . . . . . . . . . . .       352,125
     12,000  Dollar Tree Stores, Inc. *. . . . . . . . . . . . .       357,000
      8,000  Sunglass Hut International, Inc. *. . . . . . . . .       340,000
      9,500  The Men's Wearhouse, Inc. * . . . . . . . . . . . .       298,062
                                                                  ------------
                                                                     1,347,187
                                                                  ------------

             TELECOMMUNICATIONS - 14.9%
      7,000  Applied Innovation, Inc. *. . . . . . . . . . . . .       341,250
     12,000  Century Telephone Enterprises . . . . . . . . . . .       334,500
     18,500  Harmonic Lightwaves, Inc. * . . . . . . . . . . . .       279,813
     13,500  Midcom Communications, Inc. * . . . . . . . . . . .       212,625
      6,500  Picturetel Corp. *. . . . . . . . . . . . . . . . .       365,625
      8,000  Spectrian Corp. * . . . . . . . . . . . . . . . . .       370,000
     15,000  Teltrend, Inc. *. . . . . . . . . . . . . . . . . .       352,500
                                                                  ------------
                                                                     2,256,313
                                                                  ------------

             TRANSPORTATION - 2.2%
     13,500  Rural/Metro Corp. * . . . . . . . . . . . . . . . .       327,375
                                                                  ------------

             OTHER - 2.4%
     16,000  RTW, Inc. * . . . . . . . . . . . . . . . . . . . .       368,000
                                                                  ------------

             TOTAL COMMON STOCKS
               (cost--$12,068,146) . . . . . . . . . . . . . . .   $14,376,875
                                                                  ------------

Total Investments
  (cost--$12,998,146). . . . . . . . . . . . . .       101.3%      $15,306,875

Other Liabilities in Excess of
  Other Assets . . . . . . . . . . . . . . . . .        (1.3)         (203,484)
                                                      ------      ------------

Total Net Assets . . . . . . . . . . . . . . . .       100.0%      $15,103,391
                                                      ------      ------------
                                                      ------      ------------


---------------
*    Non-income producing security.

                          The Saratoga Advantage Trust
                         INTERNATIONAL EQUITY PORTFOLIO
                            Schedules of Investments
                                 August 31, 1995


   Shares                                                              Value
-----------                                                       --------------

             COMMON STOCKS - 85.0%
             AUSTRALIA - 1.4%
             METALS/MINING
      1,500  Western Mining Corp. Holdings Ltd. ADR. . . . . . .       $40,313
                                                                  ------------

             FINLAND - 1.3%
             TELECOMMUNICATIONS
        530  Nokia Corp. ADR . . . . . . . . . . . . . . . . . .        36,769
                                                                  ------------

             FRANCE - 3.8%
             AUTOMOTIVE - 1.6%
      1,000  Valeo SA Sponsored ADR. . . . . . . . . . . . . . .        47,737
                                                                  ------------

             OIL/GAS - 0.8%
        604  Elf Aquitaine, Inc. ADR . . . . . . . . . . . . . .        22,122
                                                                  ------------

             TOBACCO/BEVERAGES/FOOD PRODUCTS - 1.4%
      1,100  LVMH Moet Hennessy Louis Vuitton ADR. . . . . . . .        39,875
                                                                  ------------
                                                                       109,734
                                                                  ------------

             GERMANY - 4.4%
             CHEMICALS - 2.2%
      1,200  Bayer AG. . . . . . . . . . . . . . . . . . . . . .        31,950
        300  Hoechst AG ADR. . . . . . . . . . . . . . . . . . .        32,175
                                                                  ------------
                                                                        64,125
                                                                  ------------

             MACHINERY/ENGINEERING - 2.2%
        200  Mannesmann AG ADR . . . . . . . . . . . . . . . . .        63,045
                                                                  ------------
                                                                       127,170
                                                                  ------------

             HONG KONG - 8.2%
             BANKING - 1.4%
        300  HSBC Holdings Plc. ADR. . . . . . . . . . . . . . .        40,306
                                                                  ------------

             CONGLOMERATE - 1.2%
      1,500  Hutchison Whampoa Ltd. ADR. . . . . . . . . . . . .        36,140
                                                                  ------------

             REAL ESTATE - 4.2%
     10,000  Cheung Kong Holdings Ltd. ADR . . . . . . . . . . .        49,607
      9,000  Hopewell Holdings Ltd. Sponsored ADR. . . . . . . .        31,500
      5,500  Sun Hung Kai Properties Ltd. ADR. . . . . . . . . .        39,966
                                                                  ------------
                                                                       121,073
                                                                  ------------

             TRANSPORTATION - 1.4%
      5,300  Swire Pacific Ltd. Sponsored ADR. . . . . . . . . .        39,711
                                                                  ------------
                                                                       237,230
                                                                  ------------
             INDONESIA - 1.0%
             TELECOMMUNICATIONS
        800  Indonesian Satellite ADR. . . . . . . . . . . . . .        28,100
                                                                  ------------

             ITALY - 2.3%
             FURNITURE - 0.7%
        584  Industrie Natuzzi Spa. ADR. . . . . . . . . . . . .        20,440
                                                                  ------------

             TELECOMMUNICATIONS - 1.6%
      1,500  Stet Societa Finanziaria Telefonica Sponsored
             ADR . . . . . . . . . . . . . . . . . . . . . . . .        46,041
                                                                  ------------
                                                                        66,481
                                                                  ------------

             JAPAN - 41.1%
             AUTOMOTIVE - 1.4%
      1,000  Toyota Motor Corp. ADR. . . . . . . . . . . . . . .        39,375
                                                                  ------------


                                       28



                          The Saratoga Advantage Trust
                         INTERNATIONAL EQUITY PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


   Shares                                                              Value
-----------                                                       --------------

             JAPAN (cont'd)
             BANKING - 6.4%
        400  Mitsubishi Trust & Banking Corp. ADR. . . . . . . .       $66,567
        600  Sakura Bank Ltd. ADR. . . . . . . . . . . . . . . .        63,708
        300  Sumitomo Bank Ltd. Japan ADR. . . . . . . . . . . .        55,438
                                                                  ------------
                                                                       185,713
                                                                  ------------

             BUILDING & CONSTRUCTION - 4.0%
        600  Asahi Glass ADR . . . . . . . . . . . . . . . . . .        67,996
        700  Taisei Construction Ltd. ADR. . . . . . . . . . . .        47,168
                                                                  ------------
                                                                       115,164
                                                                  ------------

             CHEMICALS - 1.8%
        800  Asahi Chemical Industries Ltd. ADR. . . . . . . . .        53,090
                                                                  ------------

             CONGLOMERATE - 2.0%
      2,600  Mitsbushi Corp. Sponsored ADR . . . . . . . . . . .        57,337
                                                                  ------------

             DRUGS/MEDICAL PRODUCTS - 1.7%
        300  Eisai Ltd. ADR. . . . . . . . . . . . . . . . . . .        48,394
                                                                  ------------

             ELECTRONICS - 8.2%
        300  Kyocera Corp. ADR . . . . . . . . . . . . . . . . .        53,475
        500  Secom Ltd. ADR. . . . . . . . . . . . . . . . . . .        65,648
        450  Sharp Corp. ADR . . . . . . . . . . . . . . . . . .        63,861
      1,000  Sony Corp. ADR. . . . . . . . . . . . . . . . . . .        55,125
                                                                  ------------
                                                                       238,109
                                                                  ------------

             MANUFACTURING - 1.8%
        350  Bridgestone Corp. ADR . . . . . . . . . . . . . . .        51,456
                                                                  ------------

             METALS & MINING - 2.1%
      1,800  Kawasaki Steel Corp. Sponsored ADR. . . . . . . . .        61,564
                                                                  ------------

             MISCELLANEOUS FINANCIAL SERVICES - 2.0%
        300  Nomura Securities Ltd. ADR. . . . . . . . . . . . .        58,807
                                                                  ------------

             PAPER PRODUCTS - 1.2%
        400  OJI Paper Ltd. ADR. . . . . . . . . . . . . . . . .        36,019
                                                                  ------------

             PHOTOGRAPHY - 2.3%
        750  Canon, Inc. ADR . . . . . . . . . . . . . . . . . .        67,594
                                                                  ------------

             REAL ESTATE - 1.4%
        349  Mitsubishi Estate Co. Ltd. ADR. . . . . . . . . . .        40,976
                                                                  ------------

             RETAIL - 2.5%
        350  Ito-Yokado Co. Ltd. ADR . . . . . . . . . . . . . .        74,025
                                                                  ------------

             TELECOMMUNICATIONS - 2.3%
      1,500  Nippon Telegraph & Telephone Corp. ADR. . . . . . .        68,250
                                                                  ------------
                                                                     1,195,873
                                                                  ------------

             MALAYSIA - 1.0%
             ENTERTAINMENT
      3,500  Genting Berhad SH Malay ADR . . . . . . . . . . . .        31,005
                                                                  ------------

             NETHERLANDS - 1.4%
             PRINTING/ PUBLISHING
        476  Wolters Kluwer NV Sponsored ADR . . . . . . . . . .        41,965
                                                                  ------------


                                       29

                          The Saratoga Advantage Trust
                         INTERNATIONAL EQUITY PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


   Shares                                                              Value
-----------                                                       --------------

             PHILIPPINES - 2.7%
             TELECOMMUNICATIONS  - 1.8%
        850  Philippine Long Distance Telephone Co. ADR. . . . .       $53,444
                                                                  ------------

             TOBACCO/BEVERAGES/FOOD PRODUCTS - 0.9%
        700  San Miguel Corp. ADR (Class B). . . . . . . . . . .        24,441
                                                                  ------------
                                                                        77,885
                                                                  ------------

             SPAIN - 1.6%
             OIL/GAS
      1,500  Repsol SA Sponsored ADR . . . . . . . . . . . . . .        47,437
                                                                  ------------

             SWITZERLAND - 1.8%
             DRUGS & MEDICAL PRODUCTS
        800  Roche Holdings Ltd. Sponsored ADR . . . . . . . . .        53,600
                                                                  ------------

             UNITED KINGDOM - 13.0%
             Banking - 1.0%
        685  Barclays Plc. ADR . . . . . . . . . . . . . . . . .        30,568
                                                                  ------------

             CONGLOMERATES - 1.9%
      3,550  BET Plc. ADR. . . . . . . . . . . . . . . . . . . .        29,288
      1,820  Rank Organisation Plc. Sponsored ADR. . . . . . . .        25,025
                                                                  ------------
                                                                        54,313
                                                                  ------------

             DRUGS & MEDICAL PRODUCTS - 1.1%
      1,400  Glaxo Wellcome Plc. ADR . . . . . . . . . . . . . .        33,250
                                                                  ------------

             MANUFACTURING - 0.9%
      1,700  Tomkins Plc. ADR. . . . . . . . . . . . . . . . . .        26,350
                                                                  ------------

             MEDIA/BROADCASTING - 0.9%
        800  Carlton Communications Plc. ADR . . . . . . . . . .        26,000
                                                                  ------------

             OIL/GAS - 0.6%
        250  Shell Transport & Trading Plc. ADR. . . . . . . . .        17,344
                                                                  ------------

             PRINTING/PUBLISHING - 0.7%
      3,300  Rexam Plc. ADR. . . . . . . . . . . . . . . . . . .        21,450
                                                                  ------------

             RETAIL - 1.6%
      9,000  Tesco Plc. Sponsored ADR. . . . . . . . . . . . . .        45,520
                                                                  ------------

             TELECOMMUNICATIONS - 1.0%
      1,400  Cable & Wireless Plc. ADR . . . . . . . . . . . . .        27,475
                                                                  ------------

             TEXTILES/APPAREL - 1.4%
      4,200  Coats Viyella Plc. Sponsored ADR *. . . . . . . . .        40,794
                                                                  ------------

             TOBACCO/BEVERAGES/FOOD PRODUCTS - 1.9%
      1,368  Bass Plc. Sponsored ADR . . . . . . . . . . . . . .        27,873
      1,750  BAT Industries Plc. ADR . . . . . . . . . . . . . .        27,563
                                                                  ------------
                                                                        55,436
                                                                  ------------
                                                                       378,500
                                                                  ------------

             Total Common Stocks
               (cost--$2,491,724). . . . . . . . . . . . . . . .    $2,472,062
                                                                  ------------


                                       30


                          The Saratoga Advantage Trust
                         INTERNATIONAL EQUITY PORTFOLIO
                      Schedules of Investments (continued)
                                 August 31, 1995


 Contracts                                                             Value
-----------                                                       --------------

             PURCHASED PUT OPTION ON CURRENCY
             OUTSTANDING - 2.1%
         16  Philadelphia Stock Exchange Japanese Yen Put
               expiring Dec. '95, @109.00
               (cost - $36,745). . . . . . . . . . . . . . . . .       $59,600
                                                                  ------------

Total Investments
  (cost--$2,528,469) . . . . . . . . . . . . . .        87.1%       $2,531,662

Other Assets in Excess of
  Other Liabilities. . . . . . . . . . . . . . .        12.9           375,093
                                                      ------      ------------

Total Net Assets . . . . . . . . . . . . . . . .       100.0%       $2,906,755
                                                      ------      ------------
                                                      ------      ------------


---------------
*    Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 1995
STATEMENTS OF ASSETS AND LIABILITIES

                                                         U.S.                                                        Large
                                                      Government          Investment           Municipal        Capitalization
                                                     Money Market        Quality Bond            Bond                Value
                                                       Portfolio           Portfolio           Portfolio           Portfolio

ASSETS
  Investments, at value (cost--$5,200,106,
   $4,221,596, $1,319,182 and $5,135,498,
   respectively) . . . . . . . . . . . . . .           $5,200,106          $4,268,398          $1,342,027          $5,670,144
  Cash . . . . . . . . . . . . . . . . . . .                1,065              78,056              80,498              12,693
  Receivable from manager. . . . . . . . . .               93,942              88,930              87,328              97,390
  Deferred organization expenses . . . . . .               58,620              58,620              58,620              58,620
  Receivable for shares of beneficial
   interest sold . . . . . . . . . . . . . .               57,878              81,774              27,193              66,993
  Receivable for investments sold. . . . . .                   --                  --                  --                  --
  Interest receivable. . . . . . . . . . . .                6,460              69,425              20,218                  --
  Dividends receivable . . . . . . . . . . .                   --                  --                  --               6,259
  Foreign tax receivable . . . . . . . . . .                   --                  --                  --                  --
  Prepaid expenses . . . . . . . . . . . . .                  382                 383                 382                 382
                                                       ----------          ----------          ----------          ----------
    Total Assets . . . . . . . . . . . . . .            5,418,453           4,645,586           1,616,266           5,912,481
                                                       ----------          ----------          ----------          ----------

LIABILITIES
  Deferred organization payable to
    manager. . . . . . . . . . . . . . . . .               66,199              66,199              66,199              66,199
  Administration fee payable . . . . . . . .               42,000              42,000              42,000              42,000
  Payable for shares of beneficial
   interest redeemed . . . . . . . . . . . .                   --                  --                  --               6,450
  Payable for investments purchased. . . . .              200,000                  --                  --             241,642
  Other payables and accrued expenses. . . .               38,228              34,553              30,643              41,500
                                                       ----------          ----------          ----------          ----------
    Total Liabilities. . . . . . . . . . . .              346,427             142,752             138,842             397,791
                                                       ----------          ----------          ----------          ----------

NET ASSETS
  Shares of beneficial interest at par
   value . . . . . . . . . . . . . . . . . .                5,072                 447                 149                 448
  Paid-in-surplus. . . . . . . . . . . . . .            5,066,953           4,456,534           1,458,706           4,847,477
  Accumulated undistributed net investment
   income. . . . . . . . . . . . . . . . . .                   --                  --                  --              46,159
  Accumulated net realized gain(loss)
   on investments. . . . . . . . . . . . . .                    1                (949)             (4,276)             85,960
  Net unrealized appreciation on
   investments . . . . . . . . . . . . . . .                   --              46,802              22,845             534,646
                                                       ----------          ----------          ----------          ----------
    Total Net Assets . . . . . . . . . . . .           $5,072,026          $4,502,834          $1,477,424          $5,514,690
                                                       ----------          ----------          ----------          ----------
                                                       ----------          ----------          ----------          ----------

Shares of beneficial interest outstanding. .            5,072,025             446,874             148,780             448,434
                                                       ----------          ----------          ----------          ----------
Net asset value and offering price per
 share . . . . . . . . . . . . . . . . . . .                $1.00              $10.08               $9.93              $12.30
                                                       ----------          ----------          ----------          ----------
                                                       ----------          ----------          ----------          ----------


                                                         Large
                                                    Capitalization           Small           International
                                                        Growth          Capitalization          Equity
                                                       Portfolio           Portfolio           Portfolio

ASSETS
  Investments, at value (cost--$9,420,199,
   $12,998,146 and $2,528,469,
   respectively) . . . . . . . . . . . . . .          $10,618,728         $15,306,875          $2,531,662
  Cash . . . . . . . . . . . . . . . . . . .              682,207               2,213             307,904
  Receivable from manager. . . . . . . . . .               96,120             123,458              91,865
  Deferred organization expenses . . . . . .               58,620              58,620              58,620
  Receivable for shares of beneficial
   interest sold . . . . . . . . . . . . . .              190,703              77,432              18,586
  Receivable for investments sold. . . . . .              193,445                  --              46,873
  Interest receivable. . . . . . . . . . . .                   --                  --                  --
  Dividends receivable . . . . . . . . . . .                9,703               1,615               3,865
  Foreign tax receivable . . . . . . . . . .                   --                  --                 814
  Prepaid expenses . . . . . . . . . . . . .                  383                 414                 382
                                                      -----------         -----------          ----------
    Total Assets . . . . . . . . . . . . . .           11,849,909          15,570,627           3,060,571
                                                      -----------         -----------          ----------

LIABILITIES
  Deferred organization payable to
   manager . . . . . . . . . . . . . . . . .               66,199              66,199              66,199
  Administration fee payable . . . . . . . .               42,000              42,000              42,000
  Payable for shares of beneficial
   interest redeemed . . . . . . . . . . . .                9,014              12,825               9,476
  Payable for investments purchased. . . . .              580,192             283,052                  --
  Other payables and accrued expenses. . . .               45,253              63,160              36,141
                                                      -----------         -----------          ----------
    Total Liabilities. . . . . . . . . . . .              742,658             467,236             153,816
                                                      -----------         -----------          ----------

NET ASSETS
  Shares of beneficial interest at par
   value . . . . . . . . . . . . . . . . . .                  864               1,197                 312
  Paid-in-surplus. . . . . . . . . . . . . .            9,868,817          12,300,096           2,934,011
  Accumulated undistributed net investment
   income. . . . . . . . . . . . . . . . . .                8,991               1,294              13,971
  Accumulated net realized gain(loss)
   on investments. . . . . . . . . . . . . .               30,050             492,075             (44,732)
  Net unrealized appreciation on
   investments . . . . . . . . . . . . . . .            1,198,529           2,308,729               3,193
                                                      -----------         -----------          ----------
    Total Net Assets . . . . . . . . . . . .          $11,107,251         $15,103,391          $2,906,755
                                                      -----------         -----------          ----------
                                                      -----------         -----------          ----------

Shares of beneficial interest outstanding. .              863,712           1,197,210             311,650
                                                      -----------         -----------          ----------
Net asset value and offering price per
 share . . . . . . . . . . . . . . . . . . .               $12.86              $12.62               $9.33
                                                      -----------         -----------          ----------
                                                      -----------         -----------          ----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE PERIOD SEPTEMBER 2, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 STATEMENTS OF OPERATIONS

                                                         U.S.                                                        Large
                                                      Government          Investment           Municipal        Capitalization
                                                     Money Market        Quality Bond            Bond                Value
                                                       Portfolio           Portfolio           Portfolio           Portfolio

INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . .             $     --            $     --             $    --            $ 33,252  (1)
  Interest . . . . . . . . . . . . . . . . .              109,268              98,854              28,133              28,810
                                                         --------            --------             -------            --------
    Total investment income. . . . . . . . .              109,268              98,854              28,133              62,062
                                                         --------            --------             -------            --------

OPERATING EXPENSES
  Management fees (note 2a). . . . . . . . .                8,979               8,751               2,994              14,958
  Administration fees (note 2c). . . . . . .               42,000              42,000              42,000              42,000
  Transfer and dividend disbursing agent
   fees. . . . . . . . . . . . . . . . . . .               26,891              26,976              10,347              39,538
  Custodian fees . . . . . . . . . . . . . .               15,881              16,034              22,032              20,445
  Amortization of deferred organization
    expenses (note 1c) . . . . . . . . . . .               14,604              14,604              14,604              14,604
  Auditing fees. . . . . . . . . . . . . . .                7,586               7,585               8,485               8,486
  Reports and notices to shareholders. . . .                5,000               5,000               5,000               5,000
  Legal fees . . . . . . . . . . . . . . . .                2,002               2,002               2,002               2,002
  Registration fees. . . . . . . . . . . . .                1,673               1,503                 493               1,662
  Miscellaneous. . . . . . . . . . . . . . .                1,766               1,766               1,766               1,766
                                                         --------            --------             -------            --------

    Total operating expenses . . . . . . . .              126,382             126,221             109,723             150,461
    Less: Management fees waived and
          expenses assumed (note 2a) . . . .             (118,876)           (119,110)           (107,694)           (141,203)
                                                         --------            --------             -------            --------
      Net operating expenses . . . . . . . .                7,506               7,111               2,029               9,258
                                                         --------            --------             -------            --------
      Net investment income. . . . . . . . .              101,762              91,743              26,104              52,804
                                                         --------            --------             -------            --------

REALIZED AND UNREALIZED
 GAIN(LOSS) ON INVESTMENTS-NET
  Net realized gain (loss) on securities . .                    1                (949)             (4,276)             85,960
  Net realized gain on options . . . . . . .                   --                  --                  --                  --
                                                         --------            --------             -------            --------
    Net realized gain (loss) on
     investments . . . . . . . . . . . . . .                    1                (949)             (4,276)             85,960

  Net unrealized appreciation on
   investments . . . . . . . . . . . . . . .                   --              46,802              22,845             534,646
                                                         --------            --------             -------            --------

    Net realized gain (loss) and unrealized
     appreciation on investments . . . . . .                    1              45,853              18,569             620,606
                                                         --------            --------             -------            --------

  Net increase (decrease) in net assets
    resulting from operations. . . . . . . .             $101,763            $137,596             $44,673            $673,410
                                                         --------            --------             -------            --------
                                                         --------            --------             -------            --------


                                                         Large
                                                    Capitalization           Small           International
                                                        Growth          Capitalization          Equity
                                                       Portfolio           Portfolio           Portfolio

INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . .           $   28,280          $   11,257            $ 20,661  (1)
  Interest . . . . . . . . . . . . . . . . .                   --              20,698                  --
                                                       ----------          ----------            --------
    Total investment income. . . . . . . . .               28,280              31,955              20,661
                                                       ----------          ----------            --------

OPERATING EXPENSES
  Management fees (note 2a). . . . . . . . .               22,118              42,603              10,987
  Administration fees (note 2c). . . . . . .               42,000              42,000              42,000
  Transfer and dividend disbursing agent
   fees. . . . . . . . . . . . . . . . . . .               43,498              84,290              30,880
  Custodian fees . . . . . . . . . . . . . .               28,254              30,051              13,385
  Amortization of deferred organization
    expenses (note 1c) . . . . . . . . . . .               14,604              14,604              14,604
  Auditing fees. . . . . . . . . . . . . . .                7,585               7,586               9,586
  Reports and notices to shareholders. . . .                5,000               5,000               5,000
  Legal fees . . . . . . . . . . . . . . . .                2,002               2,002               2,002
  Registration fees. . . . . . . . . . . . .                3,382               4,228               1,013
  Miscellaneous. . . . . . . . . . . . . . .                1,769               1,791               1,766
                                                       ----------          ----------            --------
    Total operating expenses . . . . . . . .              170,212             234,155             131,223
    Less: Management fees waived and
          expenses assumed (note 2a) . . . .             (152,746)           (206,628)           (125,648)
                                                       ----------          ----------            --------
      Net operating expenses . . . . . . . .               17,466              27,527               5,575
                                                       ----------          ----------            --------
      Net investment income. . . . . . . . .               10,814               4,428              15,086
                                                       ----------          ----------            --------

REALIZED AND UNREALIZED
 GAIN(LOSS) ON INVESTMENTS-NET
  Net realized gain (loss) on securities . .               30,050             492,075             (64,082)
  Net realized gain on options . . . . . . .                   --                  --              19,350
                                                       ----------          ----------            --------
    Net realized gain (loss) on
     investments . . . . . . . . . . . . . .               30,050             492,075             (44,732)

  Net unrealized appreciation on
   investments . . . . . . . . . . . . . . .            1,198,529           2,308,729               3,193
                                                       ----------          ----------            --------

    Net realized gain (loss) and unrealized
     appreciation on investments . . . . . .            1,228,579           2,800,804             (41,539)
                                                       ----------          ----------            --------

  Net increase (decrease) in net assets
    resulting from operations. . . . . . . .           $1,239,393          $2,805,232            ($26,453)
                                                       ----------          ----------            --------
                                                       ----------          ----------            --------


(1) Net of foreign withholding taxes of $96 and $2,934 for Large Capitalization Value and International Equity, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOR THE PERIOD SEPTEMBER 2, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 STATEMENTS OF CHANGES IN NET ASSETS

                                                         U.S.                                                        Large
                                                      Government          Investment           Municipal        Capitalization
                                                     Money Market        Quality Bond            Bond                Value
                                                       Portfolio           Portfolio           Portfolio           Portfolio

OPERATIONS
  Net investment income. . . . . . . . . . .           $  101,762          $   91,743          $   26,104          $   52,804
  Net realized gain (loss) on investments. .                    1                (949)             (4,276)             85,960
  Net unrealized appreciation on
   investments . . . . . . . . . . . . . . .                   --              46,802              22,845             534,646
                                                       ----------          ----------          ----------          ----------
    Net increase (decrease) in net assets
     resulting from operations . . . . . . .              101,763             137,596              44,673             673,410
                                                       ----------          ----------          ----------          ----------

DIVIDENDS TO SHAREHOLDERS
  Net investment income. . . . . . . . . . .             (101,762)            (91,743)            (26,104)             (6,645)
                                                       ----------          ----------          ----------          ----------

SHARE TRANSACTIONS OF
 BENEFICIAL INTEREST
  Net proceeds from sales. . . . . . . . . .            5,475,388           4,973,274           1,680,554           6,169,560
  Reinvestment of dividends. . . . . . . . .              100,393              89,810              25,671               6,623
  Cost of shares redeemed. . . . . . . . . .             (603,756)           (606,103)           (247,370)         (1,328,258)
                                                       ----------          ----------          ----------          ----------
    Net increase in net assets from share
     transactions of beneficial interest . .            4,972,025           4,456,981           1,458,855           4,847,925
                                                       ----------          ----------          ----------          ----------

      Total increase in net assets . . . . .            4,972,026           4,502,834           1,477,424           5,514,690

NET ASSETS
  Beginning of period. . . . . . . . . . . .              100,000                   0                   0                   0
                                                       ----------          ----------          ----------          ----------
  End of period (including undistributed net
    investment income of $0, $0, $0, $46,159,
    respectively). . . . . . . . . . . . . .           $5,072,026          $4,502,834          $1,477,424          $5,514,690
                                                       ----------          ----------          ----------          ----------
                                                       ----------          ----------          ----------          ----------
SHARES OF BENEFICIAL INTEREST
  ISSUED AND REDEEMED
  Issued . . . . . . . . . . . . . . . . . .            5,475,388             499,131             172,119             568,685
  Issued from reinvestment of dividends. . .              100,393               9,006               2,624                 669
  Redeemed . . . . . . . . . . . . . . . . .             (603,756)            (61,263)            (25,963)           (120,920)
                                                       ----------          ----------          ----------          ----------
    Net increase . . . . . . . . . . . . . .            4,972,025             446,874             148,780             448,434
                                                       ----------          ----------          ----------          ----------
                                                       ----------          ----------          ----------          ----------

DIVIDENDS PER SHARE
  Net investment income. . . . . . . . . . .               $0.052              $0.603              $0.510              $0.047
                                                       ----------          ----------          ----------          ----------


                                                         Large
                                                    Capitalization           Small           International
                                                        Growth          Capitalization          Equity
                                                       Portfolio           Portfolio           Portfolio


OPERATIONS
  Net investment income. . . . . . . . . . .              $10,814              $4,428             $15,086
  Net realized gain (loss) on investments. .               30,050             492,075             (44,732)
  Net unrealized appreciation on
   investments . . . . . . . . . . . . . . .            1,198,529           2,308,729               3,193
                                                      -----------         -----------          ----------
    Net increase (decrease) in net assets
     resulting from operations . . . . . . .            1,239,393           2,805,232             (26,453)
                                                      -----------         -----------          ----------

DIVIDENDS TO SHAREHOLDERS
  Net investment income. . . . . . . . . . .               (1,823)             (3,134)             (1,115)
                                                      -----------         -----------          ----------

SHARE TRANSACTIONS OF
 BENEFICIAL INTEREST
  Net proceeds from sales. . . . . . . . . .           11,032,593          13,426,783           3,393,938
  Reinvestment of dividends. . . . . . . . .                1,816               2,991               1,113
  Cost of shares redeemed. . . . . . . . . .           (1,164,728)         (1,128,481)           (460,728)
                                                      -----------         -----------          ----------
    Net increase in net assets from share
     transactions of beneficial interest . .            9,869,681          12,301,293           2,934,323
                                                      -----------         -----------          ----------

      Total increase in net assets . . . . .           11,107,251          15,103,391           2,906,755

NET ASSETS
  Beginning of period. . . . . . . . . . . .                    0                   0                   0
                                                      -----------         -----------          ----------
  End of period (including undistributed net
    investment income of $8,991, $1,294 and
    $13,971, respectively) . . . . . . . . .          $11,107,251         $15,103,391          $2,906,755
                                                      -----------         -----------          ----------
                                                      -----------         -----------          ----------

SHARES OF BENEFICIAL INTEREST
  ISSUED AND REDEEMED
  Issued . . . . . . . . . . . . . . . . . .              968,006           1,300,430             361,971
  Issued from reinvestment of dividends. . .                  182                 308                 118
  Redeemed . . . . . . . . . . . . . . . . .             (104,476)           (103,528)            (50,439)
                                                      -----------         -----------          ----------
    Net increase . . . . . . . . . . . . . .              863,712           1,197,210             311,650
                                                      -----------         -----------          ----------
                                                      -----------         -----------          ----------

DIVIDENDS PER SHARE
  Net investment income. . . . . . . . . . .               $0.013              $0.014              $0.009
                                                      -----------         -----------          ----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 1995
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the Portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): Quest for Value Advisors: Municipal Bond and Large Capitalization Value; Fox Asset Management, Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith,
Inc.: Large Capitalization Growth; Axe-Houghton Associates, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Ivory & Sime International, Inc.: International Equity. Quest for Value Advisors (the "Administrator") provides the Trust with administrative services. Quest for Value Distributors (the "Distributor") serves as the Trusts' distributor. The Manager, Administrator and Distributor are all affiliates of Oppenheimer Capital. On August 19, 1994, U.S. Government Money Market issued 100,000 shares to the manager for $100,000 to provide initial capital for the Trust.

     The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements:

     (a)  VALUATION OF INVESTMENTS

     Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

     (b)  FEDERAL INCOME TAX

     It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantally all of its taxable and tax-exempt income to shareholders; accordingly, no federal income tax provision is required.

     (c)  DEFERRED ORGANIZATION EXPENSES

     In connection with the Trust's organization, each Portfolio incurred approximately $73,000 in costs. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencement of operations.

     (d)  SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     (e)  DIVIDENDS AND DISTRIBUTIONS

     The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                                   INCOME       SHORT-TERM      LONG-TERM
                                                  DIVIDENDS    CAPITAL GAINS  CAPITAL GAINS
                                                -------------------------------------------

          U.S. Government Money Market             daily *       annually       annually
          Investment Quality Bond                  daily *       annually       annually
          Municipal Bond                           daily *       annually       annually
          Large Capitalization Value              annually       annually       annually
          Large Capitalization Growth             annually       annually       annually
          Small Capitalization                    annually       annually       annually
          International Equity                    annually       annually       annually
             * paid monthly


     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differnces are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. For the period September 2, 1994 (commencement of operations) to August 31, 1995, there were no permanent book-tax differences relating to shareholder distributions. Net investment income, net realized gain(loss) and net assets were not affected.

AUGUST 31, 1995
NOTES TO FINANCIAL STATEMENTS

     (f)  PURCHASED PUT OPTION ACCOUNTING POLICY

     When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect it's current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires unexercised, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. The difference between the premium paid and the amount received on effecting a closing sale transaction is the realized gain or loss.

     The Portfolio, as a purchaser of an option, bears the risk of the potential inability of the counter parties to meet the terms of their contracts.

     (g)  ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

2.   MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees, payable monthly to the Manager, are computed daily at the following annual rates of each Portfolios' average daily net assets:
 .475% for U.S. Government Money Market; .55% for Investment Quality Bond and Municipal Bond; .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization and .75% for International Equity.

     For the period September 2, 1994 (commencement of operations) to August 31, 1995, the Manager has voluntarily waived all management fees and assumed $109,897, $110,359, $104,700, $126,245, $130,628, $164,025 and $114,661, in
other operating expenses for U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity, respectively.

     (b) The Manager pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .125% for U.S. Government Money Market; .20% for Investment Quality Bond and Municipal Bond; .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization and .40% for International Equity. For the period September 2, 1994 (commencement of operations) to June 30, 1995 the Advisers waived this fee.

     (c) The administration fee is accrued daily and payable monthly to the Administrator at an annual rate of $42,000 for each Portfolio, provided that each Portfolio's net assets do not exceed $80 million. In the event that a Portfolio's net assets exceed $80 million, an additional fee of .05% of net assets in excess of $80 million shall be payable by the Portfolio.

     For the period September 2, 1994 (commencement of operations) to August 31, 1995 each Portfolio accrued $42,000 in administrative fees.

     (d) Total brokerage commissions paid by Investment Quality Bond, Large Capitalization Value and Small Capitalization were $567, $8,087 and $14,454, respectively. Oppenheimer & Co., Inc., an affiliate of the Manager, received $5,953 and $578 from Large Capitalization Value and Small Capitalization, respectively, and Hoeing & Co., Inc. an affiliate of Axe-Houghton Associates, Inc., received $188 and $5,860 from Investment Quality Bond and Small Capitalization, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.

3.   PURCHASE AND SALES OF SECURITIES

     For the period September 2, 1994 (commencement of operations) to August 31, 1995, purchases and sales of investment securities, other than short-term securities were as follows:

                                              PURCHASES              SALES
                                             ----------            --------

          Investment Quality Bond            $4,498,169            $280,246
          Municipal Bond                      1,261,019             137,701
          Large Capitalization Value          4,578,562             647,640
          Large Capitalization Growth        10,191,867             801,718
          Small Capitalization               19,040,439           7,464,849
          International Equity                3,047,699             474,498

     For the period September 2, 1994 (commencement of operations) to August 31, 1995, U.S. Government Money Market had purchases and sales/maturities of short-term securities of $34,513,140 and $29,419,784, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES


     At August 31, 1995, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investments for Federal income tax purposes were as follows:

                                                       APPRECIATION        (DEPRECIATION)           NET             TAX COST
                                                      -----------------------------------------------------------------------

          Investment Quality Bond                         $46,443               ($426)            $46,017          $4,222,381
          Municipal Bond                                   24,248              (1,403)             22,845           1,319,182
          Large Capitalization Value                      560,284             (25,638)            534,646           5,135,498
          Large Capitalization Growth                   1,354,529            (156,000)          1,198,529           9,420,199
          Small Capitalization                          2,444,848            (136,454)          2,308,394          12,998,481
          International Equity                             97,887            (119,139)            (21,252)          2,552,914


5.   AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized with $.001 par value per share.

6.   CAPITAL LOSS CARRYFORWARD

     For the period September 2, 1994 (commencement of operations) to August 31, 1995, International Equity had capital loss carryfowards of $821, which will be available, to the extent provided by regulations, to offset future net capital gains realized through the fiscal year ending 2003 and reduce amounts distributable to shareholders.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


U.S. GOVERNMENT MONEY MARKET PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $1.000 (4)           $0.052              $0.000              $0.052


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995               ($0.052)              $1.000                5.36%             $5,072


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995              0.40% (1,2,5)       5.38% (1,2,5)            --


(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 6.69% AND (0.91%), RESEPCTIVELY.


INVESTMENT QUALITY BOND PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $10.00 (4)            $0.60               $0.08               $0.68


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                ($0.60)              $10.08                7.12%             $4,503


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995             0.45%( 1,2,5)        5.77% (1,2,5)            18%


(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 7.93% AND (1.71%), RESEPCTIVELY.


MUNICIPAL BOND PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $10.00 (4)            $0.51              ($0.07)              $0.44


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                ($0.51)               $9.93                4.65%             $1,477


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995              0.37% (1,2,5)       4.79% (1,2,5)            27%


(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 20.15% AND (14.99%), RESEPCTIVELY.


LARGE CAPITALIZATION VALUE PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $10.00 (4)            $0.15               $2.20               $2.35


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                ($0.05)              $12.30               23.60%            $5,515


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995              0.40% (1,2,5)       2.29% (1,2,5)            33%


(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 6.54% AND (3.85%), RESEPCTIVELY.


LARGE CAPITALIZATION GROWTH PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $10.00 (4)            $0.02               $2.85               $2.87


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                ($0.01)              $12.86               28.77%            $11,107


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995              0.51% (1,2,5)       0.32% (1,2,5)            23%



(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 5.00% AND (4.17%), RESEPCTIVELY.


SMALL CAPITALIZATION PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $10.00 (4)            $0.02               $2.61               $2.63


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                ($0.01)              $12.62               26.38%            $15,103


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995              0.42% (1,2,5)       0.07% (1,2,5)           111%


(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 3.57% AND (3.08%), RESEPCTIVELY.


INTERNATIONAL EQUITY PORTFOLIO


                                                                                               INCOME FROM
                                                                                          INVESTMENT OPERATIONS
                                                                         -------------------------------------------------------
                                                                                                   NET
                                                                                                REALIZED
                                                        NET ASSET                                  AND                TOTAL
                                                         VALUE,                NET             UNREALIZED             FROM
                                                        BEGINNING          INVESTMENT        GAIN (LOSS) ON        INVESTMENT
                                                        OF PERIOD            INCOME            INVESTMENTS         OPERATIONS

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                $10.00 (4)            $0.05              ($0.71)             ($0.66)


                                                        DIVIDENDS
                                                      ------------
                                                      DIVIDENDS TO
                                                      SHAREHOLDERS          NET ASSET                              NET ASSETS
                                                        FROM NET             VALUE,                                  END OF
                                                       INVESTMENT            END OF               TOTAL              PERIOD
                                                         INCOME              PERIOD              RETURN*             (000'S)

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995                ($0.01)               $9.33              (6.61%)             $2,907


                                                                             RATIOS
                                                      ----------------------------------------------------
                                                      RATIO OF NET        RATIO OF NET
                                                        OPERATING          INVESTMENT
                                                        EXPENSES             INCOME             PORTFOLIO
                                                       TO AVERAGE          TO AVERAGE           TURNOVER
                                                       NET ASSETS          NET ASSETS             RATE

SEPTEMBER 2, 1994 (3) TO AUGUST 31, 1995              0.38% (1,2,5)       1.03% (1,2,5)            36%


(1) DURING THE PERIOD PRESENTED ABOVE, SARATOGA CAPITAL MANAGEMENT HAS VOLUNTARILY WAIVED ALL OF ITS FEES AND ASSUMED A PORTION OF THE OPERATING EXPENSES. IF SUCH WAIVERS AND ASSUMPTIONS HAD NOT BEEN IN EFFECT, THE ANNUALIZED RATIO OF NET OPERATING EXPENSES TO AVERAGE DAILY NET ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT LOSS TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 8.96% AND (7.55%), RESEPCTIVELY.

---------------
(2) AVERAGE DAILY NET ASSETS FOR THE PERIOD SEPTEMBER 2, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995 WERE $1,895,581, $1,595,477, $545,904,
     $2,307,493, $3,412,058, $6,572,389 AND $1,469,003 FOR U.S. GOVERNMENT MONEY
     MARKET, INVESTMENT QUALITY BOND, MUNICIPAL BOND, LARGE CAPITALIZATION VALUE, LARGE CAPITALIZATION GROWTH, SMALL CAPITALIZATION AND INTERNATIONAL EQUITY, RESPECTIVELY.
(3)  COMMENCEMENT OF OPERATIONS.
(4)  OFFERING PRICE.
(5)  ANNUALIZED.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Trustees of The Saratoga Advantage Trust:

We have audited the accompanying statements of assets and liabilities including the schedules of investments of The Saratoga Advantage Trust (comprising, respectively, the U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity Portfolios), as of August 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the period September 2, 1994 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsiblity is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Saratoga Advantage Trust as of August 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the period September 2, 1994 (commencement of operations) to August 31, 1995, in conformity with generally accepted accounting principles.

                                                  KPMG Peat Marwick LLP


New York, New York
October 13, 1995

TAX INFORMATION

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Trusts' fiscal year end (August 31, 1995) as to the Federal tax status of dividends received by shareholders during such fiscal year. Accordingly, we are advising you that during the period September 2, 1994 (commencement of operations) to August 31, 1995, the portfolios paid per share income dividends to shareholders as follows:

                                                        NET INVESTMENT INCOME
                                                        ---------------------

     U.S. Government Money Market Portfolio                    $0.0523
     Investment Quality Bond Portfolio                          0.6027
     Municipal Bond Portfolio                                   0.5099*
     Large Capitalization Value Portfolio                       0.0467
     Large Capitalization Growth Portfolio                      0.0132
     Small Capitalization Portfolio                             0.0136
     International Equity Portfolio                             0.0093
         *  100% Federally tax-exempt

     Since the period ended for each portfolio is not the calendar year, another notification will be sent in respect to calendar year 1995. In January 1996, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends received by you in calender 1995. The amounts that will be reported, will be the amounts to use on your 1995 Federal income tax return and probably will differ from the amounts which we are required to report for the period September 2, 1994 (commencement of operations) to August 31, 1995 for each portfolio. Shareholders are advised to consult with their own advisers to the Federal, state and local tax status of each portfolios' income dividends received.